Earnings per share	3 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Earnings per share
Note 18. Earnings per share

	Three months ended	Three months ended
	30 Sep 2024	30 Sep 2023
	US$'000	US$'000

Loss after income tax	(51,707)	(5,301)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	189,262,447	65,279,263

Weighted average number of ordinary shares used in calculating diluted earnings per share	189,262,447	65,279,263

	US$	US$

Basic earnings per share	(0.27)	(0.08)
Diluted earnings per share	(0.27)	(0.08)
As the Group has recorded a loss after tax for all periods presented, any potential ordinary shares are antidilutive.